Payables and accrued liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Payables and accrued liabilities

14.	Payables and accrued liabilities

	December 31,
	2025	2024
	$	$
Trade accounts payable	745	2,407
Accrued research and development costs	59	1,344
Accrued employee benefits	471	607
Payroll tax and other statutory liabilities	(13)	25
Other accrued liabilities	621	347
	1,883	4,730

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)